Subsequent Events (Details) - shares	1 Months Ended
	Oct. 31, 2017	Feb. 09, 2017	Jan. 13, 2017
Subsequents Event (Textual)
Ordinary shares issued			11,292,508
Owned shares, description		A shareholder owning approximately 4% of TyrNovo, entered into a settlement arrangement in response to a motion filed by Taoz on January 19, 2017.
TyrNovo [Member]
Subsequents Event (Textual)
Percentage of ordinary shares acquired	27.00%		65.00%
Ordinary shares	4,024
Issued and outstanding share capital percentage	6.00%
Ordinary shares issued	13,169,689		9,570
Owned shares, description	Approximately 3.9% of TyrNovo's ordinary shares are owned by the founder and Chief Technology Officer of TyrNovo. An additional approximately 4.1% of TyrNovo's ordinary shares are owned by Taoz - Company for Management and Holdings of Companies Ltd.
TyrNovo [Member] | ADS [Member]
Subsequents Event (Textual)
Ordinary shares issued	658,484
Kitov [Member]
Subsequents Event (Textual)
Issued and outstanding share capital percentage	91.90%
Taoz [Member]
Subsequents Event (Textual)
Owned shares, description	As part of the shareholders' agreement entered into by the Company with Taoz, Taoz had the right to purchase TyrNovo shares from the Company under certain defined circumstances. This right expired on February 9, 2018.